Vanguard® Emerging Markets Government Bond Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Note/Bond (Cost $355)	4.625%	11/15/2045	365	355
Corporate Bonds (12.1%)
Argentina (0.2%)
[1,2]	YPF SA	8.250%	1/17/2034	7,748	7,910
[2]	YPF SA	8.250%	1/17/2034	1,380	1,409
					9,319
Chile (0.3%)
	Corp. Nacional del Cobre de Chile	6.440%	1/26/2036	7,650	8,227
	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	12,559	8,830
					17,057
China (0.5%)
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	8,800	9,194
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/2028	8,093	8,249
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/2030	6,000	5,716
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/2027	9,894	9,853
					33,012
Colombia (0.7%)
	Ecopetrol SA	6.875%	4/29/2030	9,557	9,672
	Ecopetrol SA	7.750%	2/1/2032	8,746	8,973
	Ecopetrol SA	8.875%	1/13/2033	11,265	12,098
	Ecopetrol SA	8.375%	1/19/2036	9,049	9,358
	Ecopetrol SA	5.875%	5/28/2045	9,676	7,306
					47,407
Indonesia (0.3%)
	Freeport Indonesia PT	5.315%	4/14/2032	6,661	6,775
	Pertamina Persero PT	6.450%	5/30/2044	7,561	7,904
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	6,661	6,640
					21,319
Malaysia (0.9%)
	Petronas Capital Ltd.	3.500%	4/21/2030	10,152	9,857
[1]	Petronas Capital Ltd.	4.950%	1/3/2031	6,758	6,956
	Petronas Capital Ltd.	4.950%	1/3/2031	775	798
[1]	Petronas Capital Ltd.	5.340%	4/3/2035	5,232	5,405
	Petronas Capital Ltd.	5.340%	4/3/2035	3,615	3,734
	Petronas Capital Ltd.	4.500%	3/18/2045	7,325	6,478
	Petronas Capital Ltd.	4.550%	4/21/2050	13,838	12,111
[1]	Petronas Capital Ltd.	5.848%	4/3/2055	7,100	7,356
	Petronas Capital Ltd.	5.848%	4/3/2055	200	207
	Petronas Capital Ltd.	3.404%	4/28/2061	8,275	5,546
					58,448
Mexico (2.9%)
	Mexico City Airport Trust	5.500%	7/31/2047	8,923	7,686
[2]	Petroleos Mexicanos	8.750%	6/2/2029	9,345	10,033
	Petroleos Mexicanos	6.840%	1/23/2030	11,687	11,961
	Petroleos Mexicanos	5.950%	1/28/2031	18,147	17,676
[2]	Petroleos Mexicanos	6.700%	2/16/2032	32,109	32,050
	Petroleos Mexicanos	10.000%	2/7/2033	9,530	11,113
	Petroleos Mexicanos	6.625%	6/15/2035	12,936	12,314
	Petroleos Mexicanos	6.500%	6/2/2041	8,355	7,243
	Petroleos Mexicanos	6.750%	9/21/2047	26,632	21,968
	Petroleos Mexicanos	6.350%	2/12/2048	7,408	5,866
	Petroleos Mexicanos	7.690%	1/23/2050	38,037	34,238
	Petroleos Mexicanos	6.950%	1/28/2060	18,130	14,768
					186,916
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/2047	9,413	6,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Qatar (0.6%)
	Qatar Energy	2.250%	7/12/2031	17,492	15,722
	Qatar Energy	3.125%	7/12/2041	15,686	12,009
	Qatar Energy	3.300%	7/12/2051	18,430	12,782
					40,513
Saudi Arabia (4.5%)
	Gaci First Investment Co.	5.000%	1/29/2029	8,719	8,851
	Gaci First Investment Co.	5.250%	1/29/2030	10,850	11,121
	Gaci First Investment Co.	4.750%	2/14/2030	7,730	7,784
	Gaci First Investment Co.	5.250%	10/13/2032	7,150	7,316
	Gaci First Investment Co.	5.250%	1/29/2034	7,630	7,753
	Gaci First Investment Co.	5.625%	7/29/2034	8,575	8,898
	Gaci First Investment Co.	4.875%	2/14/2035	9,573	9,412
	Gaci First Investment Co.	5.000%	9/15/2035	9,400	9,295
	Gaci First Investment Co.	5.125%	2/14/2053	9,649	8,462
	Gaci First Investment Co.	5.375%	1/29/2054	6,265	5,678
[1]	SA Global Sukuk Ltd.	4.250%	10/2/2029	6,400	6,364
	SA Global Sukuk Ltd.	4.250%	10/2/2029	3,200	3,181
[1]	SA Global Sukuk Ltd.	4.125%	9/17/2030	5,630	5,535
	SA Global Sukuk Ltd.	4.125%	9/17/2030	3,600	3,536
	SA Global Sukuk Ltd.	2.694%	6/17/2031	13,076	11,883
[1]	SA Global Sukuk Ltd.	4.750%	10/2/2034	5,225	5,129
	SA Global Sukuk Ltd.	4.750%	10/2/2034	1,125	1,106
[1]	SA Global Sukuk Ltd.	4.625%	9/17/2035	3,020	2,906
	SA Global Sukuk Ltd.	4.625%	9/17/2035	5,700	5,485
	Saudi Arabian Oil Co.	3.500%	4/16/2029	15,574	15,208
[1]	Saudi Arabian Oil Co.	4.750%	6/2/2030	6,300	6,372
	Saudi Arabian Oil Co.	4.750%	6/2/2030	1,000	1,013
	Saudi Arabian Oil Co.	2.250%	11/24/2030	9,800	8,842
[1,3]	Saudi Arabian Oil Co.	4.375%	2/2/2031	4,690	4,654
	Saudi Arabian Oil Co.	5.250%	7/17/2034	8,750	8,928
	Saudi Arabian Oil Co.	4.250%	4/16/2039	11,768	10,547
	Saudi Arabian Oil Co.	4.375%	4/16/2049	13,335	10,858
	Saudi Arabian Oil Co.	3.250%	11/24/2050	12,762	8,297
	Saudi Arabian Oil Co.	5.750%	7/17/2054	9,135	8,669
[1]	Saudi Arabian Oil Co.	6.375%	6/2/2055	8,665	8,865
	Saudi Arabian Oil Co.	6.375%	6/2/2055	2,500	2,567
	Saudi Arabian Oil Co.	5.875%	7/17/2064	9,295	8,857
	Saudi Arabian Oil Co.	3.500%	11/24/2070	10,311	6,338
	Saudi Electricity Sukuk Programme Co.	5.225%	2/18/2030	7,738	7,923
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/2053	6,982	6,902
[4]	SRC Sukuk Ltd.	4.375%	4/2/2029	6,600	6,582
	Suci Second Investment Co.	4.375%	9/10/2027	7,795	7,806
	Suci Second Investment Co.	6.000%	10/25/2028	11,012	11,467
	Suci Second Investment Co.	5.171%	3/5/2031	9,691	9,900
					290,290
United Arab Emirates (1.1%)
[2]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/2047	10,795	9,959
	Adnoc Murban Rsc Ltd.	4.500%	9/11/2034	7,587	7,450
[1]	Adnoc Murban Rsc Ltd.	5.125%	9/11/2054	3,570	3,312
	Adnoc Murban Rsc Ltd.	5.125%	9/11/2054	3,575	3,322
[1]	Adnoc Murban Sukuk Ltd.	4.750%	5/6/2035	6,650	6,656
	DP World Crescent Ltd.	5.500%	9/13/2033	7,545	7,775
[1]	DP World Crescent Ltd.	5.500%	5/8/2035	4,600	4,710
	DP World Crescent Ltd.	5.500%	5/8/2035	2,250	2,309
[1]	DP World Ltd.	6.850%	7/2/2037	7,840	8,731
	MDGH GMTN RSC Ltd.	3.700%	11/7/2049	8,328	6,276
	MDGH GMTN RSC Ltd.	3.950%	5/21/2050	8,475	6,639
					67,139
Total Corporate Bonds (Cost $797,479)					777,751
Sovereign Bonds (86.2%)
Angola (0.7%)
	Republic of Angola	8.250%	5/9/2028	8,236	8,304
	Republic of Angola	8.000%	11/26/2029	8,236	8,077
[1]	Republic of Angola	9.244%	1/15/2031	2,547	2,570
	Republic of Angola	9.244%	1/15/2031	2,400	2,420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Angola	8.750%	4/14/2032	7,922	7,763
[1]	Republic of Angola	9.875%	10/15/2035	2,955	2,963
	Republic of Angola	9.875%	10/15/2035	639	642
	Republic of Angola	9.375%	5/8/2048	7,934	7,055
	Republic of Angola	9.125%	11/26/2049	6,551	5,697
					45,491
Argentina (3.7%)
	Provincia de Buenos Aires	6.625%	9/1/2037	27,713	22,437
	Republic of Argentina	1.000%	7/9/2029	8,912	7,847
	Republic of Argentina	5.000%	1/9/2038	54,257	43,655
[5]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	54,921	46,534
[5]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/2046	9,859	7,223
[5]	Republic of Argentina, 4.750% coupon rate effective 7/9/2027	4.125%	7/9/2035	97,190	75,185
[5]	Republic of Argentina, 4.875% coupon rate effective 7/9/2029	3.500%	7/9/2041	49,632	35,911
					238,792
Armenia (0.1%)
	Republic of Armenia	3.950%	9/26/2029	2,350	2,245
	Republic of Armenia	3.600%	2/2/2031	3,575	3,257
[1]	Republic of Armenia	6.750%	3/12/2035	3,425	3,570
					9,072
Azerbaijan (0.1%)
[2]	Republic of Azerbaijan	3.500%	9/1/2032	5,160	4,809
Bahamas (0.1%)
[2]	Commonwealth of Bahamas	8.950%	10/15/2032	2,879	3,247
[1]	Commonwealth of Bahamas	8.250%	6/24/2036	4,460	5,004
	Commonwealth of Bahamas	8.250%	6/24/2036	850	954
					9,205
Bahrain (2.0%)
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/2027	4,041	4,008
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/2027	4,154	4,074
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/2029	4,123	3,899
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/2030	4,550	4,615
	CBB International Sukuk Programme Co. WLL	6.000%	2/12/2031	4,183	4,203
[1]	CBB International Sukuk Programme Co. WLL	5.875%	6/5/2032	4,410	4,358
	CBB International Sukuk Programme Co. WLL	5.875%	6/5/2032	995	985
[1]	CBB International Sukuk Programme Co. WLL	6.250%	7/7/2033	4,702	4,732
	CBB International Sukuk Programme Co. WLL	6.250%	7/7/2033	4,350	4,382
[1]	CBB International Sukuk Programme Co. WLL	5.874%	2/6/2034	4,725	4,674
	CBB International Sukuk Programme Co. WLL	5.874%	2/6/2034	3,050	3,016
[1,3]	CBB International Sukuk Programme Co. WLL	6.124%	9/3/2034	3,260	3,266
	Kingdom of Bahrain	4.250%	1/25/2028	2,675	2,618
	Kingdom of Bahrain	7.000%	10/12/2028	7,900	8,170
	Kingdom of Bahrain	6.750%	9/20/2029	6,578	6,731
	Kingdom of Bahrain	7.375%	5/14/2030	4,887	5,131
	Kingdom of Bahrain	5.625%	9/30/2031	4,945	4,815
	Kingdom of Bahrain	5.450%	9/16/2032	6,725	6,382
	Kingdom of Bahrain	5.250%	1/25/2033	9,355	8,724
	Kingdom of Bahrain	5.625%	5/18/2034	4,738	4,427
	Kingdom of Bahrain	7.750%	4/18/2035	5,177	5,522
	Kingdom of Bahrain	7.500%	2/12/2036	4,650	4,865
[1]	Kingdom of Bahrain	7.500%	7/7/2037	2,877	2,995
	Kingdom of Bahrain	7.500%	7/7/2037	800	834
[1]	Kingdom of Bahrain	6.625%	10/6/2037	4,200	4,048
[1,3]	Kingdom of Bahrain	7.100%	2/3/2038	6,700	6,674
	Kingdom of Bahrain	6.000%	9/19/2044	5,545	4,757
	Kingdom of Bahrain	7.500%	9/20/2047	4,034	4,022
	Kingdom of Bahrain	6.250%	1/25/2051	2,191	1,892
					128,819
Barbados (0.0%)
[1,2]	Government of Barbados	8.000%	6/26/2035	2,000	2,138
[2]	Government of Barbados	8.000%	6/26/2035	240	257
					2,395
Benin (0.2%)
[2]	Benin Government International Bond	8.375%	1/23/2041	400	424
[1]	Benin Sukuk SA	6.200%	1/29/2033	2,540	2,529
[1,2]	Republic of Benin	7.960%	2/13/2038	1,524	1,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Republic of Benin	7.960%	2/13/2038	3,500	3,670
[2]	Republic of Benin	7.960%	2/13/2038	234	245
[1,2]	Republic of Benin	8.375%	1/23/2041	2,000	2,118
					10,580
Bermuda (0.2%)
	Government of Bermuda	2.375%	8/20/2030	3,202	2,909
	Government of Bermuda	5.000%	7/15/2032	4,385	4,419
	Government of Bermuda	3.375%	8/20/2050	3,230	2,221
					9,549
Bolivia (0.2%)
[2]	Bolivian Government	4.500%	3/20/2028	5,966	5,608
	Bolivian Government	7.500%	3/2/2030	4,130	3,859
					9,467
Brazil (3.3%)
	Federative Republic of Brazil	10.125%	5/15/2027	3,686	3,949
	Federative Republic of Brazil	4.625%	1/13/2028	13,707	13,740
	Federative Republic of Brazil	4.500%	5/30/2029	9,130	9,072
	Federative Republic of Brazil	3.875%	6/12/2030	16,673	15,962
	Federative Republic of Brazil	5.500%	11/6/2030	10,790	10,981
	Federative Republic of Brazil	6.250%	3/18/2031	9,990	10,464
	Federative Republic of Brazil	3.750%	9/12/2031	6,777	6,278
	Federative Republic of Brazil	6.125%	1/22/2032	9,375	9,689
	Federative Republic of Brazil	5.500%	2/4/2033	7,060	6,951
	Federative Republic of Brazil	6.000%	10/20/2033	10,790	10,909
	Federative Republic of Brazil	8.250%	1/20/2034	6,531	7,586
	Federative Republic of Brazil	6.125%	3/15/2034	10,240	10,350
	Federative Republic of Brazil	6.625%	3/15/2035	22,734	23,380
	Federative Republic of Brazil	7.125%	1/20/2037	8,379	9,165
	Federative Republic of Brazil	5.625%	1/7/2041	9,750	9,052
	Federative Republic of Brazil	5.000%	1/27/2045	14,373	11,481
	Federative Republic of Brazil	5.625%	2/21/2047	11,936	10,143
	Federative Republic of Brazil	4.750%	1/14/2050	15,578	11,438
	Federative Republic of Brazil	7.125%	5/13/2054	9,454	9,443
	Federative Republic of Brazil	7.250%	1/12/2056	11,308	11,273
					211,306
Bulgaria (0.1%)
	Republic of Bulgaria	5.000%	3/5/2037	6,800	6,714
Cameroon (0.0%)
[2]	Republic of Cameroon	9.500%	7/31/2031	2,600	2,615
Chile (1.9%)
	Republic of Chile	3.240%	2/6/2028	8,394	8,256
	Republic of Chile	4.850%	1/22/2029	8,133	8,298
	Republic of Chile	2.450%	1/31/2031	7,022	6,421
	Republic of Chile	4.350%	4/13/2031	3,170	3,155
	Republic of Chile	2.550%	1/27/2032	7,290	6,521
	Republic of Chile	2.550%	7/27/2033	10,812	9,336
	Republic of Chile	3.500%	1/31/2034	7,772	7,115
	Republic of Chile	4.950%	1/5/2036	9,426	9,478
	Republic of Chile	5.650%	1/13/2037	8,005	8,438
	Republic of Chile	3.100%	5/7/2041	12,935	9,932
	Republic of Chile	4.340%	3/7/2042	9,144	8,127
	Republic of Chile	3.860%	6/21/2047	5,205	4,160
	Republic of Chile	3.500%	1/25/2050	10,350	7,560
	Republic of Chile	4.000%	1/31/2052	4,447	3,513
	Republic of Chile	3.500%	4/15/2053	6,906	4,939
	Republic of Chile	5.330%	1/5/2054	6,533	6,313
	Republic of Chile	3.100%	1/22/2061	8,975	5,558
	Republic of Chile	3.250%	9/21/2071	5,378	3,324
					120,444
China (1.0%)
	China Government Bond	2.625%	11/2/2027	5,084	5,033
	China Government Bond	4.125%	11/20/2027	4,300	4,370
	China Government Bond	3.500%	10/19/2028	4,992	5,017
[1]	China Government Bond	3.625%	11/13/2028	3,840	3,867
	China Government Bond	3.625%	11/13/2028	3,200	3,223
	China Government Bond	4.250%	11/20/2029	3,500	3,609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	China Government Bond	2.125%	12/3/2029	8,725	8,350
	China Government Bond	1.200%	10/21/2030	12,036	10,853
[1]	China Government Bond	3.750%	11/13/2030	2,550	2,568
	China Government Bond	3.750%	11/13/2030	900	906
	China Government Bond	1.750%	10/26/2031	7,350	6,703
	China Government Bond	2.750%	12/3/2039	2,175	1,908
	China Government Bond	4.000%	10/19/2048	2,750	2,622
	China Government Bond	2.250%	10/21/2050	1,899	1,292
	China Government Bond	2.500%	10/26/2051	2,475	1,767
					62,088
Colombia (2.5%)
	Republic of Colombia	3.875%	4/25/2027	3,984	3,950
	Republic of Colombia	5.375%	1/21/2029	9,413	9,391
	Republic of Colombia	4.500%	3/15/2029	6,074	5,902
	Republic of Colombia	3.000%	1/30/2030	5,081	4,565
	Republic of Colombia	7.375%	4/25/2030	8,942	9,388
	Republic of Colombia	6.125%	1/21/2031	6,942	6,936
	Republic of Colombia	3.125%	4/15/2031	10,278	8,905
	Republic of Colombia	3.250%	4/22/2032	8,476	7,161
	Republic of Colombia	6.500%	1/21/2033	6,200	6,169
	Republic of Colombia	8.000%	4/20/2033	7,212	7,751
	Republic of Colombia	7.500%	2/2/2034	10,602	11,091
	Republic of Colombia	8.500%	4/25/2035	3,635	4,007
	Republic of Colombia	8.000%	11/14/2035	7,428	7,955
	Republic of Colombia	7.750%	11/7/2036	9,413	9,874
	Republic of Colombia	7.375%	9/18/2037	8,295	8,460
	Republic of Colombia	6.125%	1/18/2041	9,887	8,752
	Republic of Colombia	5.625%	2/26/2044	10,163	8,258
	Republic of Colombia	5.000%	6/15/2045	12,509	9,232
	Republic of Colombia	5.200%	5/15/2049	9,758	7,199
	Republic of Colombia	4.125%	5/15/2051	3,645	2,276
	Republic of Colombia	8.750%	11/14/2053	4,120	4,523
	Republic of Colombia	8.375%	11/7/2054	7,551	7,986
	Republic of Colombia	3.875%	2/15/2061	3,092	1,811
					161,542
Costa Rica (0.6%)
	Republic of Costa Rica	6.125%	2/19/2031	5,783	6,037
[2]	Republic of Costa Rica	6.550%	4/3/2034	7,035	7,600
	Republic of Costa Rica	5.625%	4/30/2043	3,969	3,783
	Republic of Costa Rica	7.000%	4/4/2044	4,430	4,811
	Republic of Costa Rica	7.158%	3/12/2045	5,761	6,316
[2]	Republic of Costa Rica	7.300%	11/13/2054	6,545	7,280
					35,827
Dominican Republic (2.0%)
	Dominican Republic	6.000%	7/19/2028	5,971	6,121
	Dominican Republic	5.500%	2/22/2029	8,675	8,806
	Dominican Republic	4.500%	1/30/2030	9,017	8,802
	Dominican Republic	7.050%	2/3/2031	5,937	6,351
	Dominican Republic	4.875%	9/23/2032	14,734	14,105
	Dominican Republic	6.000%	2/22/2033	8,494	8,645
[1]	Dominican Republic	5.875%	10/28/2035	1,351	1,346
	Dominican Republic	5.875%	10/28/2035	6,500	6,475
[1]	Dominican Republic	6.600%	6/1/2036	2,700	2,825
	Dominican Republic	6.600%	6/1/2036	750	785
[1]	Dominican Republic	6.950%	3/15/2037	6,855	7,318
	Dominican Republic	6.950%	3/15/2037	3,810	4,067
	Dominican Republic	5.300%	1/21/2041	6,930	6,296
	Dominican Republic	7.450%	4/30/2044	7,528	8,275
	Dominican Republic	6.850%	1/27/2045	9,155	9,487
	Dominican Republic	6.500%	2/15/2048	4,497	4,486
	Dominican Republic	6.400%	6/5/2049	7,060	6,977
[1]	Dominican Republic	7.150%	2/24/2055	3,820	4,083
	Dominican Republic	7.150%	2/24/2055	670	716
	Dominican Republic	5.875%	1/30/2060	15,195	13,504
					129,470
Ecuador (1.0%)
[2]	Republic of Ecuador	0.000%	7/31/2030	4,830	4,059
	Republic of Ecuador	6.900%	7/31/2030	2,957	2,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Republic of Ecuador	8.750%	1/29/2034	11,230	11,356
	Republic of Ecuador	6.900%	7/31/2035	27,935	25,513
[1]	Republic of Ecuador	9.250%	1/29/2039	9,047	9,285
[5]	Republic of Ecuador, 5.500% coupon rate effective 7/31/2026	5.000%	7/31/2040	14,139	11,686
					64,845
Egypt (1.8%)
	Arab Republic of Egypt	5.800%	9/30/2027	5,320	5,327
	Arab Republic of Egypt	6.588%	2/21/2028	5,600	5,688
	Arab Republic of Egypt	7.600%	3/1/2029	8,571	8,986
[1]	Arab Republic of Egypt	8.625%	2/4/2030	1,387	1,509
	Arab Republic of Egypt	8.625%	2/4/2030	5,350	5,825
	Arab Republic of Egypt	5.875%	2/16/2031	7,260	7,083
	Arab Republic of Egypt	7.053%	1/15/2032	4,925	4,990
	Arab Republic of Egypt	7.625%	5/29/2032	8,169	8,465
[1]	Arab Republic of Egypt	9.450%	2/4/2033	1,511	1,698
	Arab Republic of Egypt	9.450%	2/4/2033	1,850	2,080
	Arab Republic of Egypt	7.300%	9/30/2033	5,275	5,308
	Arab Republic of Egypt	6.875%	4/30/2040	2,553	2,365
	Arab Republic of Egypt	8.500%	1/31/2047	11,301	10,966
	Arab Republic of Egypt	7.903%	2/21/2048	7,624	6,927
	Arab Republic of Egypt	8.700%	3/1/2049	6,730	6,593
	Arab Republic of Egypt	8.875%	5/29/2050	9,515	9,433
	Arab Republic of Egypt	8.750%	9/30/2051	3,750	3,666
	Arab Republic of Egypt	8.150%	11/20/2059	2,375	2,185
	Arab Republic of Egypt	7.500%	2/16/2061	7,236	6,166
[1]	Egypt Taskeek Co.	6.375%	4/7/2029	2,600	2,637
[1]	Egypt Taskeek Co.	7.950%	10/7/2032	2,764	2,907
	Egyptian Financial Co. for Sovereign Taskeek	6.375%	4/7/2029	900	913
	Egyptian Financial Co. for Sovereign Taskeek	7.950%	10/7/2032	1,000	1,053
					112,770
El Salvador (0.5%)
	Republic of El Salvador	8.625%	2/28/2029	2,459	2,636
[2]	Republic of El Salvador	9.250%	4/17/2030	4,664	5,052
	Republic of El Salvador	8.250%	4/10/2032	2,669	2,875
	Republic of El Salvador	7.650%	6/15/2035	4,356	4,512
	Republic of El Salvador	7.625%	2/1/2041	2,650	2,654
	Republic of El Salvador	7.125%	1/20/2050	3,210	2,944
	Republic of El Salvador	9.500%	7/15/2052	4,120	4,670
[1,2]	Republic of El Salvador	9.650%	11/21/2054	3,850	4,394
[2]	Republic of El Salvador	9.650%	11/21/2054	850	970
					30,707
Gabon (0.1%)
	Republic of Gabon	9.500%	2/18/2029	2,700	2,547
[2]	Republic of Gabon	6.625%	2/6/2031	4,350	3,713
	Republic of Gabon	7.000%	11/24/2031	2,437	2,054
					8,314
Georgia (0.0%)
[1]	Republic of Georgia	5.125%	1/28/2031	2,360	2,325
Ghana (0.5%)
[2]	Republic of Ghana	0.000%	1/3/2030	147	129
[1,2]	Republic of Ghana	1.500%	1/3/2037	4,505	2,536
[2]	Republic of Ghana	1.500%	1/3/2037	1,080	610
[1,5]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	9,390	9,200
[5]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	2,355	2,310
[1,5]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2035	14,670	13,348
[5]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2035	5,011	4,566
					32,699
Guatemala (0.7%)
	Republic of Guatemala	4.375%	6/5/2027	1,991	1,980
	Republic of Guatemala	4.875%	2/13/2028	3,088	3,091
	Republic of Guatemala	5.250%	8/10/2029	2,571	2,594
[2]	Republic of Guatemala	4.900%	6/1/2030	2,550	2,539
	Republic of Guatemala	6.050%	8/6/2031	2,851	2,958
	Republic of Guatemala	5.375%	4/24/2032	1,919	1,930
	Republic of Guatemala	7.050%	10/4/2032	2,050	2,238
	Republic of Guatemala	3.700%	10/7/2033	4,853	4,324
	Republic of Guatemala	6.600%	6/13/2036	3,850	4,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Republic of Guatemala	6.250%	8/15/2036	3,536	3,686
	Republic of Guatemala	6.250%	8/15/2036	1,200	1,251
	Republic of Guatemala	6.550%	2/6/2037	3,200	3,400
	Republic of Guatemala	4.650%	10/7/2041	2,191	1,889
[2]	Republic of Guatemala	6.125%	6/1/2050	6,481	6,339
[1]	Republic of Guatemala	6.875%	8/15/2055	2,929	3,119
	Republic of Guatemala	6.875%	8/15/2055	800	852
					46,306
Honduras (0.1%)
	Republic of Honduras	5.625%	6/24/2030	2,803	2,815
[1]	Republic of Honduras	8.625%	11/27/2034	2,540	2,915
	Republic of Honduras	8.625%	11/27/2034	1,929	2,213
					7,943
Hungary (1.5%)
	Republic of Hungary	6.125%	5/22/2028	10,039	10,411
	Republic of Hungary	5.250%	6/16/2029	8,725	8,885
[1]	Republic of Hungary	5.375%	9/26/2030	4,710	4,818
	Republic of Hungary	5.375%	9/26/2030	3,800	3,887
	Republic of Hungary	2.125%	9/22/2031	9,905	8,532
	Republic of Hungary	6.250%	9/22/2032	7,860	8,342
	Republic of Hungary	5.500%	6/16/2034	5,755	5,812
[1]	Republic of Hungary	6.000%	9/26/2035	2,180	2,247
	Republic of Hungary	6.000%	9/26/2035	3,100	3,200
	Republic of Hungary	5.500%	3/26/2036	11,020	10,954
	Republic of Hungary	7.625%	3/29/2041	8,212	9,533
	Republic of Hungary	3.125%	9/21/2051	8,390	5,157
	Republic of Hungary	6.750%	9/25/2052	5,250	5,580
[1]	Republic of Hungary	6.750%	9/23/2055	4,880	5,079
	Republic of Hungary	6.750%	9/23/2055	3,500	3,645
					96,082
Indonesia (5.7%)
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/2027	9,475	9,493
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/2027	8,350	8,384
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/2028	7,971	8,014
	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/2028	4,730	4,896
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	6,061	6,101
	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/2029	3,800	3,893
[1]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	3,675	3,762
	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	700	716
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/2030	4,285	4,000
[1]	Perusahaan Penerbit SBSN Indonesia III	4.550%	7/23/2030	2,555	2,560
	Perusahaan Penerbit SBSN Indonesia III	4.550%	7/23/2030	3,000	3,006
[1]	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	4,346	4,334
	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	1,800	1,795
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/2031	4,197	3,794
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/2032	7,107	7,154
	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/2033	4,250	4,447
	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/2/2034	5,037	5,115
[1]	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/2034	2,475	2,517
	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/2034	2,000	2,034
[1]	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/23/2035	503	508
	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/23/2035	4,400	4,442
[1]	Perusahaan Penerbit SBSN Indonesia III	5.000%	12/1/2035	3,732	3,705
	Perusahaan Penerbit SBSN Indonesia III	5.000%	12/1/2035	2,000	1,986
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/2050	3,600	2,684
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/2051	4,000	2,847
	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/2054	2,500	2,461
[1]	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/2054	3,065	3,034
	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/2054	500	495
	Republic of Indonesia	3.850%	7/18/2027	4,670	4,666
	Republic of Indonesia	4.150%	9/20/2027	3,375	3,384
	Republic of Indonesia	3.500%	1/11/2028	5,661	5,613
	Republic of Indonesia	4.550%	1/11/2028	5,175	5,223
	Republic of Indonesia	4.100%	4/24/2028	4,699	4,716
	Republic of Indonesia	4.750%	2/11/2029	6,808	6,919
	Republic of Indonesia	4.400%	3/10/2029	2,220	2,234
	Republic of Indonesia	3.400%	9/18/2029	3,420	3,330
	Republic of Indonesia	5.250%	1/15/2030	5,100	5,274
	Republic of Indonesia	2.850%	2/14/2030	5,719	5,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	3.850%	10/15/2030	7,525	7,377
	Republic of Indonesia	4.350%	2/21/2031	4,070	4,049
	Republic of Indonesia	1.850%	3/12/2031	5,275	4,647
	Republic of Indonesia	4.300%	4/16/2031	3,933	3,903
	Republic of Indonesia	2.150%	7/28/2031	5,875	5,205
	Republic of Indonesia	3.550%	3/31/2032	4,540	4,288
	Republic of Indonesia	4.650%	9/20/2032	6,707	6,722
	Republic of Indonesia	4.850%	1/11/2033	6,555	6,571
	Republic of Indonesia	4.700%	2/10/2034	3,187	3,146
	Republic of Indonesia	4.750%	9/10/2034	5,800	5,717
	Republic of Indonesia	5.600%	1/15/2035	5,285	5,525
	Republic of Indonesia	8.500%	10/12/2035	7,030	8,902
	Republic of Indonesia	4.950%	2/21/2036	6,440	6,361
	Republic of Indonesia	4.900%	4/16/2036	8,400	8,260
	Republic of Indonesia	6.625%	2/17/2037	6,487	7,301
	Republic of Indonesia	7.750%	1/17/2038	8,438	10,413
	Republic of Indonesia	5.250%	1/17/2042	9,991	9,805
	Republic of Indonesia	4.625%	4/15/2043	6,860	6,239
	Republic of Indonesia	6.750%	1/15/2044	8,935	10,146
	Republic of Indonesia	5.125%	1/15/2045	8,901	8,646
	Republic of Indonesia	5.950%	1/8/2046	5,966	6,222
	Republic of Indonesia	5.250%	1/8/2047	7,550	7,347
	Republic of Indonesia	4.750%	7/18/2047	4,380	3,989
	Republic of Indonesia	4.350%	1/11/2048	8,630	7,253
	Republic of Indonesia	5.350%	2/11/2049	4,823	4,730
	Republic of Indonesia	3.700%	10/30/2049	4,905	3,616
	Republic of Indonesia	3.500%	2/14/2050	3,625	2,566
	Republic of Indonesia	4.200%	10/15/2050	7,825	6,242
	Republic of Indonesia	3.050%	3/12/2051	9,895	6,365
	Republic of Indonesia	4.300%	3/31/2052	3,823	3,088
	Republic of Indonesia	5.450%	9/20/2052	2,115	2,045
	Republic of Indonesia	5.650%	1/11/2053	3,530	3,489
	Republic of Indonesia	5.100%	2/10/2054	3,825	3,586
	Republic of Indonesia	5.150%	9/10/2054	3,025	2,843
	Republic of Indonesia	5.475%	2/21/2056	2,260	2,183
	Republic of Indonesia	3.200%	9/23/2061	3,250	2,000
	Republic of Indonesia	4.450%	4/15/2070	4,685	3,654
	Republic of Indonesia	3.350%	3/12/2071	4,250	2,626
					362,010
Iraq (0.0%)
[2]	Republic of Iraq	5.800%	1/15/2028	2,974	2,962
Ivory Coast (0.5%)
[2]	Ivory Coast	6.375%	3/3/2028	2,604	2,648
[2]	Ivory Coast	7.625%	1/30/2033	5,300	5,662
[2]	Ivory Coast	6.125%	6/15/2033	5,883	5,825
[2]	Ivory Coast	8.075%	4/1/2036	850	907
[2]	Ivory Coast	8.250%	1/30/2037	6,975	7,526
[1,2]	Republic of Cote d'Ivoire	8.075%	4/1/2036	7,387	7,876
					30,444
Jamaica (0.4%)
[2]	Jamaica	6.750%	4/28/2028	5,065	5,211
[2]	Jamaica	8.000%	3/15/2039	7,265	8,780
	Jamaica	7.875%	7/28/2045	8,205	9,894
					23,885
Jordan (0.4%)
	Kingdom of Jordan	7.750%	1/15/2028	2,960	3,089
	Kingdom of Jordan	7.500%	1/13/2029	5,500	5,777
	Kingdom of Jordan	5.850%	7/7/2030	5,561	5,599
[1]	Kingdom of Jordan	5.750%	11/12/2032	4,400	4,315
	Kingdom of Jordan	5.750%	11/12/2032	400	392
	Kingdom of Jordan	7.375%	10/10/2047	4,525	4,485
					23,657
Kazakhstan (0.6%)
[1]	Republic of Kazakhstan	4.412%	10/28/2030	5,590	5,533
	Republic of Kazakhstan	4.412%	10/28/2030	2,000	1,979
[1]	Republic of Kazakhstan	5.000%	7/1/2032	4,572	4,610
	Republic of Kazakhstan	5.000%	7/1/2032	2,050	2,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Kazakhstan	4.714%	4/9/2035	6,622	6,513
[1]	Republic of Kazakhstan	5.500%	7/1/2037	5,050	5,124
	Republic of Kazakhstan	5.500%	7/1/2037	800	814
	Republic of Kazakhstan	4.875%	10/14/2044	2,950	2,664
	Republic of Kazakhstan	4.875%	10/14/2044	1,650	1,490
	Republic of Kazakhstan	6.500%	7/21/2045	7,120	7,727
					38,523
Kenya (0.6%)
	Republic of Kenya	9.750%	2/16/2031	6,971	7,713
	Republic of Kenya	8.000%	5/22/2032	5,537	5,779
[1]	Republic of Kenya	7.875%	10/9/2033	2,707	2,722
	Republic of Kenya	7.875%	10/9/2033	1,000	1,007
	Republic of Kenya	6.300%	1/23/2034	4,706	4,340
[1]	Republic of Kenya	9.500%	3/5/2036	6,475	6,921
	Republic of Kenya	9.500%	3/5/2036	200	214
[1]	Republic of Kenya	8.800%	10/9/2038	3,354	3,393
	Republic of Kenya	8.800%	10/9/2038	1,200	1,215
	Republic of Kenya	8.250%	2/28/2048	4,647	4,476
					37,780
Kuwait (1.2%)
	Kuwait	3.500%	3/20/2027	20,225	20,154
[1]	Kuwait	4.016%	10/9/2028	13,684	13,657
	Kuwait	4.016%	10/9/2028	2,600	2,596
[1]	Kuwait	4.136%	10/9/2030	13,800	13,697
	Kuwait	4.136%	10/9/2030	800	794
[1]	Kuwait	4.652%	10/9/2035	21,183	20,871
	Kuwait	4.652%	10/9/2035	2,800	2,760
					74,529
Kyrgyzstan (0.1%)
[1]	Kyrgyz Republic International Bond	7.750%	6/3/2030	3,000	3,115
	Kyrgyz Republic International Bond	7.750%	6/3/2030	400	416
					3,531
Lebanon (0.2%)
[6]	Lebanon Republic	6.850%	3/23/2027	5,895	1,736
[6]	Lebanon Republic	6.750%	11/29/2027	4,754	1,400
[6]	Lebanon Republic	6.650%	11/3/2028	4,300	1,264
[6]	Lebanon Republic	6.850%	5/25/2029	4,620	1,361
[6]	Lebanon Republic	6.650%	2/26/2030	6,705	1,960
[6]	Lebanon Republic	7.000%	3/23/2032	8,340	2,474
[6]	Lebanon Republic	7.050%	11/2/2035	3,975	1,172
[6]	Lebanon Republic	7.250%	3/23/2037	3,550	1,061
					12,428
Malaysia (0.1%)
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/2045	2,497	2,224
	Malaysia Sukuk Global Bhd.	4.080%	4/27/2046	2,550	2,210
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/2031	3,225	2,929
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/2051	2,950	2,093
					9,456
Mexico (7.9%)
[1]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	35,182	35,728
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	23,750	24,118
	United Mexican States	4.150%	3/28/2027	8,901	8,889
	United Mexican States	3.750%	1/11/2028	7,718	7,642
	United Mexican States	5.400%	2/9/2028	5,703	5,816
	United Mexican States	4.500%	4/22/2029	12,978	13,013
	United Mexican States	5.000%	5/7/2029	3,681	3,731
	United Mexican States	3.250%	4/16/2030	9,490	8,933
	United Mexican States	6.000%	5/13/2030	8,052	8,403
	United Mexican States	4.750%	3/22/2031	7,080	6,987
	United Mexican States	2.659%	5/24/2031	14,137	12,582
	United Mexican States	8.300%	8/15/2031	5,012	5,923
	United Mexican States	4.750%	4/27/2032	11,691	11,371
	United Mexican States	5.850%	7/2/2032	18,759	19,222
	United Mexican States	5.375%	3/22/2033	18,772	18,560
	United Mexican States	7.500%	4/8/2033	3,634	4,146
	United Mexican States	4.875%	5/19/2033	10,401	9,954
	United Mexican States	5.625%	2/9/2034	14,160	14,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	3.500%	2/12/2034	13,443	11,575
	United Mexican States	6.750%	9/27/2034	8,006	8,610
	United Mexican States	6.350%	2/9/2035	12,352	12,835
	United Mexican States	5.625%	9/22/2035	11,986	11,739
	United Mexican States	6.000%	5/7/2036	18,739	18,870
	United Mexican States	6.875%	5/13/2037	18,880	20,021
	United Mexican States	6.625%	1/29/2038	13,409	13,919
	United Mexican States	6.125%	2/9/2038	20,720	20,665
	United Mexican States	6.050%	1/11/2040	13,301	13,180
	United Mexican States	4.280%	8/14/2041	11,907	9,496
	United Mexican States	4.750%	3/8/2044	17,446	14,273
	United Mexican States	5.550%	1/21/2045	12,667	11,678
	United Mexican States	4.600%	1/23/2046	11,005	8,589
	United Mexican States	4.350%	1/15/2047	5,930	4,440
	United Mexican States	4.600%	2/10/2048	8,665	6,674
	United Mexican States	4.500%	1/31/2050	9,352	7,049
	United Mexican States	5.000%	4/27/2051	12,022	9,622
	United Mexican States	4.400%	2/12/2052	10,423	7,551
	United Mexican States	6.338%	5/4/2053	13,844	13,100
	United Mexican States	6.400%	5/7/2054	11,554	11,019
	United Mexican States	7.375%	5/13/2055	11,654	12,497
	United Mexican States	6.750%	2/9/2056	10,048	9,938
	United Mexican States	3.771%	5/24/2061	15,565	9,498
	United Mexican States	3.750%	4/19/2071	14,805	8,683
	United Mexican States	5.750%	10/12/2110	12,924	10,724
					505,375
Mongolia (0.1%)
	Mongolia	8.650%	1/19/2028	2,430	2,602
[1]	Mongolia	6.625%	2/25/2030	1,750	1,818
	Mongolia	6.625%	2/25/2030	650	676
	Mongolia	4.450%	7/7/2031	2,300	2,152
					7,248
Montenegro (0.1%)
	Republic of Montenegro	7.250%	3/12/2031	3,550	3,785
Morocco (0.4%)
	Kingdom of Morocco	2.375%	12/15/2027	3,598	3,464
	Kingdom of Morocco	5.950%	3/8/2028	5,751	5,915
	Kingdom of Morocco	3.000%	12/15/2032	4,625	4,031
	Kingdom of Morocco	6.500%	9/8/2033	5,900	6,355
	Kingdom of Morocco	5.500%	12/11/2042	3,660	3,464
	Kingdom of Morocco	4.000%	12/15/2050	6,387	4,549
					27,778
Mozambique (0.1%)
	Republic of Mozambique	9.000%	9/15/2031	4,185	3,641
Nigeria (1.4%)
	Republic of Nigeria	6.500%	11/28/2027	7,060	7,169
	Republic of Nigeria	6.125%	9/28/2028	5,727	5,773
	Republic of Nigeria	8.375%	3/24/2029	5,843	6,219
	Republic of Nigeria	7.143%	2/23/2030	6,400	6,603
	Republic of Nigeria	8.747%	1/21/2031	4,122	4,485
[1]	Republic of Nigeria	9.625%	6/9/2031	127	144
	Republic of Nigeria	9.625%	6/9/2031	3,572	4,049
	Republic of Nigeria	7.875%	2/16/2032	7,000	7,294
	Republic of Nigeria	7.375%	9/28/2033	6,553	6,622
[1]	Republic of Nigeria	10.375%	12/9/2034	5,050	5,966
	Republic of Nigeria	10.375%	12/9/2034	3,100	3,664
[1]	Republic of Nigeria	8.631%	1/13/2036	4,616	4,927
	Republic of Nigeria	8.631%	1/13/2036	2,300	2,458
	Republic of Nigeria	7.696%	2/23/2038	5,867	5,815
[1]	Republic of Nigeria	9.130%	1/13/2046	4,700	5,043
	Republic of Nigeria	7.625%	11/28/2047	7,242	6,783
	Republic of Nigeria	9.248%	1/21/2049	3,350	3,652
	Republic of Nigeria	8.250%	9/28/2051	5,827	5,736
					92,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oman (1.5%)
	Oman Sovereign Sukuk Co.	4.875%	6/15/2030	8,478	8,612
[1]	Oman Sovereign Sukuk Co.	4.525%	4/17/2033	2,550	2,506
	Oman Sovereign Sukuk Co.	4.525%	4/17/2033	2,200	2,161
	Sultanate of Oman	5.375%	3/8/2027	6,470	6,541
	Sultanate of Oman	6.750%	10/28/2027	6,310	6,554
	Sultanate of Oman	5.625%	1/17/2028	12,907	13,189
	Sultanate of Oman	6.000%	8/1/2029	9,122	9,518
	Sultanate of Oman	6.250%	1/25/2031	8,530	9,071
	Sultanate of Oman	7.375%	10/28/2032	5,172	5,891
	Sultanate of Oman	6.500%	3/8/2047	9,365	9,894
	Sultanate of Oman	6.750%	1/17/2048	12,800	13,803
	Sultanate of Oman	7.000%	1/25/2051	5,300	5,922
					93,662
Pakistan (0.4%)
	Islamic Republic of Pakistan	6.875%	12/5/2027	7,000	7,112
	Islamic Republic of Pakistan	7.375%	4/8/2031	6,745	6,790
	Islamic Republic of Pakistan	8.875%	4/8/2051	4,119	4,138
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	4,689	4,864
					22,904
Panama (2.1%)
	Republic of Panama	8.875%	9/30/2027	4,879	5,220
	Republic of Panama	3.875%	3/17/2028	8,271	8,147
	Republic of Panama	9.375%	4/1/2029	4,459	5,069
	Republic of Panama	3.160%	1/23/2030	5,213	4,892
	Republic of Panama	7.500%	3/1/2031	5,392	5,957
	Republic of Panama	2.252%	9/29/2032	13,394	11,074
	Republic of Panama	3.298%	1/19/2033	4,587	4,031
	Republic of Panama	6.400%	2/14/2035	11,931	12,487
[2]	Republic of Panama	6.700%	1/26/2036	11,313	12,079
	Republic of Panama	6.875%	1/31/2036	5,150	5,538
	Republic of Panama	8.000%	3/1/2038	5,709	6,610
[2]	Republic of Panama	4.500%	5/15/2047	5,191	4,062
[2]	Republic of Panama	4.500%	4/16/2050	10,770	8,204
[2]	Republic of Panama	4.300%	4/29/2053	8,815	6,473
	Republic of Panama	6.853%	3/28/2054	7,120	7,328
	Republic of Panama	4.500%	4/1/2056	10,849	7,976
	Republic of Panama	7.875%	3/1/2057	4,163	4,796
[2]	Republic of Panama	3.870%	7/23/2060	14,484	9,402
	Republic of Panama	4.500%	1/19/2063	6,838	4,991
					134,336
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/2028	2,200	2,300
Paraguay (0.5%)
[2]	Republic of Paraguay	4.950%	4/28/2031	3,987	4,018
	Republic of Paraguay	2.739%	1/29/2033	3,903	3,460
	Republic of Paraguay	3.849%	6/28/2033	2,259	2,117
	Republic of Paraguay	5.850%	8/21/2033	3,014	3,149
[2]	Republic of Paraguay	6.000%	2/9/2036	2,630	2,787
	Republic of Paraguay	6.100%	8/11/2044	4,330	4,415
	Republic of Paraguay	5.600%	3/13/2048	2,360	2,244
[2]	Republic of Paraguay	5.400%	3/30/2050	6,060	5,593
[1]	Republic of Paraguay	6.650%	3/4/2055	1,550	1,657
	Republic of Paraguay	6.650%	3/4/2055	800	855
					30,295
Peru (1.7%)
	Republic of Peru	2.783%	1/23/2031	13,255	12,234
	Republic of Peru	1.862%	12/1/2032	4,735	3,928
	Republic of Peru	8.750%	11/21/2033	10,292	12,894
	Republic of Peru	3.000%	1/15/2034	10,922	9,477
	Republic of Peru	5.375%	2/8/2035	6,160	6,272
	Republic of Peru	5.500%	3/30/2036	7,974	8,106
[2]	Republic of Peru	6.550%	3/14/2037	5,767	6,335
	Republic of Peru	3.300%	3/11/2041	6,566	5,046
	Republic of Peru	5.625%	11/18/2050	12,022	11,636
	Republic of Peru	3.550%	3/10/2051	8,251	5,724
	Republic of Peru	5.875%	8/8/2054	8,567	8,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Peru	6.200%	6/30/2055	5,574	5,694
	Republic of Peru	2.780%	12/1/2060	9,082	4,914
	Republic of Peru	3.600%	1/15/2072	3,951	2,483
	Republic of Peru	3.230%	7/28/2121	5,334	2,879
					106,014
Philippines (3.1%)
	Republic of Philippines	3.229%	3/29/2027	1,950	1,931
	Republic of Philippines	5.170%	10/13/2027	3,350	3,419
	Republic of Philippines	3.000%	2/1/2028	9,477	9,296
	Republic of Philippines	4.625%	7/17/2028	2,470	2,502
	Republic of Philippines	3.750%	1/14/2029	6,678	6,610
	Republic of Philippines	9.500%	2/2/2030	9,774	11,667
	Republic of Philippines	4.375%	3/5/2030	2,450	2,475
	Republic of Philippines	2.457%	5/5/2030	4,400	4,092
	Republic of Philippines	7.750%	1/14/2031	9,345	10,768
	Republic of Philippines	1.648%	6/10/2031	5,530	4,810
	Republic of Philippines	4.250%	7/27/2031	600	600
	Republic of Philippines	1.950%	1/6/2032	2,987	2,597
	Republic of Philippines	6.375%	1/15/2032	4,655	5,126
	Republic of Philippines	3.556%	9/29/2032	3,025	2,850
	Republic of Philippines	5.609%	4/13/2033	3,330	3,511
	Republic of Philippines	5.000%	7/17/2033	5,751	5,848
	Republic of Philippines	5.250%	5/14/2034	4,738	4,880
	Republic of Philippines	6.375%	10/23/2034	9,249	10,248
	Republic of Philippines	5.500%	2/4/2035	6,151	6,411
	Republic of Philippines	4.750%	3/5/2035	5,235	5,174
	Republic of Philippines	5.000%	1/27/2036	8,307	8,314
	Republic of Philippines	5.000%	1/13/2037	6,699	6,675
	Republic of Philippines	3.950%	1/20/2040	9,615	8,347
	Republic of Philippines	3.700%	3/1/2041	9,981	8,227
	Republic of Philippines	3.700%	2/2/2042	9,531	7,780
	Republic of Philippines	2.950%	5/5/2045	5,995	4,140
	Republic of Philippines	2.650%	12/10/2045	7,400	4,820
	Republic of Philippines	3.200%	7/6/2046	10,461	7,382
	Republic of Philippines	4.200%	3/29/2047	4,550	3,731
	Republic of Philippines	5.950%	10/13/2047	3,825	3,958
	Republic of Philippines	5.500%	1/17/2048	6,300	6,204
	Republic of Philippines	5.600%	5/14/2049	4,600	4,584
	Republic of Philippines	5.175%	9/5/2049	4,500	4,237
	Republic of Philippines	5.900%	2/4/2050	4,900	5,101
	Republic of Philippines	5.750%	1/27/2051	3,554	3,595
	ROP Sukuk Trust	5.045%	6/6/2029	4,950	5,066
					196,976
Poland (2.0%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/2033	8,575	8,843
[1]	Bank Gospodarstwa Krajowego	5.750%	7/9/2034	6,700	7,037
	Bank Gospodarstwa Krajowego	5.750%	7/9/2034	1,400	1,470
[1]	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	6,575	6,757
	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	1,550	1,594
	Republic of Poland	5.500%	11/16/2027	7,825	8,039
	Republic of Poland	4.625%	3/18/2029	6,845	6,964
	Republic of Poland	4.875%	2/12/2030	12,410	12,751
	Republic of Poland	5.750%	11/16/2032	7,874	8,390
	Republic of Poland	4.875%	10/4/2033	12,080	12,185
	Republic of Poland	5.125%	9/18/2034	14,390	14,584
	Republic of Poland	5.375%	2/12/2035	12,980	13,331
	Republic of Poland	5.500%	4/4/2053	12,511	11,858
	Republic of Poland	5.500%	3/18/2054	16,118	15,276
					129,079
Qatar (3.1%)
[1]	Global Sukuk Ventures	4.250%	11/10/2035	11,968	11,728
	Global Sukuk Ventures	4.250%	11/10/2035	6,500	6,379
	State of Qatar	4.500%	2/27/2028	4,425	4,479
	State of Qatar	4.500%	4/23/2028	12,535	12,707
[1]	State of Qatar	3.625%	11/10/2028	5,000	4,963
	State of Qatar	3.625%	11/10/2028	750	745
	State of Qatar	4.000%	3/14/2029	18,400	18,427
	State of Qatar	4.625%	5/29/2029	5,107	5,215
	State of Qatar	3.750%	4/16/2030	14,004	13,861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	State of Qatar	9.750%	6/15/2030	6,791	8,315
	State of Qatar	4.750%	5/29/2034	6,275	6,464
[1]	State of Qatar	4.875%	2/27/2035	6,800	7,042
	State of Qatar	4.875%	2/27/2035	2,300	2,385
[1]	State of Qatar	6.400%	1/20/2040	4,530	5,151
[1]	State of Qatar	5.750%	1/20/2042	4,600	4,934
	State of Qatar	4.625%	6/2/2046	9,736	8,869
	State of Qatar	5.103%	4/23/2048	27,360	26,628
	State of Qatar	4.817%	3/14/2049	28,483	26,437
	State of Qatar	4.400%	4/16/2050	24,838	21,545
					196,274
Romania (1.9%)
	Romania	3.000%	2/27/2027	5,176	5,104
	Romania	5.250%	11/25/2027	4,730	4,806
	Romania	6.625%	2/17/2028	10,112	10,542
	Romania	5.875%	1/30/2029	9,176	9,480
[1]	Romania	5.750%	9/16/2030	4,200	4,331
	Romania	5.750%	9/16/2030	5,230	5,396
	Romania	3.000%	2/14/2031	6,468	5,902
	Romania	3.625%	3/27/2032	4,318	3,964
	Romania	7.125%	1/17/2033	7,852	8,582
	Romania	6.375%	1/30/2034	8,878	9,249
	Romania	6.000%	5/25/2034	4,810	4,896
[1]	Romania	5.750%	3/24/2035	8,026	7,958
	Romania	5.750%	3/24/2035	1,598	1,587
[1]	Romania	6.625%	5/16/2036	6,590	6,896
	Romania	6.625%	5/16/2036	3,616	3,790
[1]	Romania	7.500%	2/10/2037	4,750	5,269
	Romania	7.500%	2/10/2037	260	289
	Romania	6.125%	1/22/2044	5,064	4,906
	Romania	5.125%	6/15/2048	5,598	4,704
	Romania	4.000%	2/14/2051	9,680	6,751
	Romania	7.625%	1/17/2053	5,890	6,575
					120,977
Rwanda (0.0%)
	Republic of Rwanda	5.500%	8/9/2031	2,700	2,521
Saudi Arabia (8.8%)
	Kingdom of Saudi Arabia	2.500%	2/3/2027	3,900	3,848
	Kingdom of Saudi Arabia	5.125%	1/13/2028	26,213	26,697
	Kingdom of Saudi Arabia	4.750%	1/18/2028	15,647	15,819
	Kingdom of Saudi Arabia	3.625%	3/4/2028	24,086	23,846
[1]	Kingdom of Saudi Arabia	4.125%	1/12/2029	11,900	11,860
	Kingdom of Saudi Arabia	4.375%	4/16/2029	18,275	18,357
	Kingdom of Saudi Arabia	4.750%	1/16/2030	15,803	16,033
	Kingdom of Saudi Arabia	4.500%	4/17/2030	13,575	13,672
	Kingdom of Saudi Arabia	3.250%	10/22/2030	7,174	6,838
[1]	Kingdom of Saudi Arabia	4.375%	1/12/2031	9,580	9,536
	Kingdom of Saudi Arabia	5.375%	1/13/2031	14,591	15,136
	Kingdom of Saudi Arabia	2.750%	2/3/2032	3,996	3,621
	Kingdom of Saudi Arabia	5.500%	10/25/2032	12,600	13,246
	Kingdom of Saudi Arabia	2.250%	2/2/2033	12,338	10,549
	Kingdom of Saudi Arabia	4.875%	7/18/2033	17,253	17,349
	Kingdom of Saudi Arabia	5.000%	1/16/2034	20,216	20,466
	Kingdom of Saudi Arabia	5.625%	1/13/2035	19,330	20,247
[1]	Kingdom of Saudi Arabia	4.875%	1/12/2036	14,262	14,061
	Kingdom of Saudi Arabia	4.500%	10/26/2046	30,453	25,612
	Kingdom of Saudi Arabia	4.625%	10/4/2047	21,748	18,520
	Kingdom of Saudi Arabia	5.000%	4/17/2049	15,474	13,809
	Kingdom of Saudi Arabia	5.250%	1/16/2050	16,592	15,266
	Kingdom of Saudi Arabia	3.250%	11/17/2051	6,240	4,048
	Kingdom of Saudi Arabia	5.000%	1/18/2053	15,108	13,181
	Kingdom of Saudi Arabia	5.750%	1/16/2054	21,952	21,283
	Kingdom of Saudi Arabia	3.750%	1/21/2055	11,930	8,332
[1]	Kingdom of Saudi Arabia	5.875%	1/12/2056	19,750	19,241
	Kingdom of Saudi Arabia	4.500%	4/22/2060	14,250	11,159
	Kingdom of Saudi Arabia	3.450%	2/2/2061	11,318	7,098
[1]	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	7,285	7,242
	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	8,900	8,853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	KSA Ijarah Sukuk Ltd.	4.875%	9/9/2035	1,600	1,589
	KSA Ijarah Sukuk Ltd.	4.875%	9/9/2035	12,924	12,834
	KSA Sukuk Ltd.	3.628%	4/20/2027	20,593	20,503
	KSA Sukuk Ltd.	5.250%	6/4/2027	6,025	6,116
	KSA Sukuk Ltd.	5.268%	10/25/2028	11,305	11,617
	KSA Sukuk Ltd.	4.303%	1/19/2029	9,476	9,485
	KSA Sukuk Ltd.	4.274%	5/22/2029	13,827	13,800
	KSA Sukuk Ltd.	2.969%	10/29/2029	10,795	10,294
	KSA Sukuk Ltd.	5.250%	6/4/2030	7,045	7,284
	KSA Sukuk Ltd.	2.250%	5/17/2031	9,047	8,085
	KSA Sukuk Ltd.	4.511%	5/22/2033	14,010	13,774
	KSA Sukuk Ltd.	5.250%	6/4/2034	10,200	10,455
					560,661
Senegal (0.1%)
[2]	Republic of Senegal	7.750%	6/10/2031	5,378	3,259
[2]	Republic of Senegal	6.250%	5/23/2033	4,975	2,890
[2]	Republic of Senegal	6.750%	3/13/2048	4,650	2,524
					8,673
Serbia (0.3%)
	Republic of Serbia	6.250%	5/26/2028	3,525	3,653
	Republic of Serbia	2.125%	12/1/2030	5,770	5,082
	Republic of Serbia	6.500%	9/26/2033	4,930	5,308
[1]	Republic of Serbia	6.000%	6/12/2034	5,715	5,923
	Republic of Serbia	6.000%	6/12/2034	1,325	1,374
					21,340
South Africa (1.7%)
	Republic of South Africa	4.850%	9/27/2027	4,706	4,748
	Republic of South Africa	4.300%	10/12/2028	8,895	8,806
	Republic of South Africa	4.850%	9/30/2029	9,938	9,912
	Republic of South Africa	5.875%	6/22/2030	6,189	6,368
	Republic of South Africa	5.875%	4/20/2032	6,700	6,865
[1]	Republic of South Africa	7.100%	11/19/2036	6,865	7,275
	Republic of South Africa	7.100%	11/19/2036	2,190	2,324
[1]	Republic of South Africa	6.125%	12/11/2037	7,356	7,131
	Republic of South Africa	6.125%	12/11/2037	2,800	2,715
	Republic of South Africa	6.250%	3/8/2041	3,730	3,502
	Republic of South Africa	5.375%	7/24/2044	5,040	4,148
	Republic of South Africa	5.000%	10/12/2046	5,148	3,917
	Republic of South Africa	5.650%	9/27/2047	6,013	4,955
	Republic of South Africa	6.300%	6/22/2048	3,272	2,931
	Republic of South Africa	5.750%	9/30/2049	14,690	12,075
	Republic of South Africa	7.300%	4/20/2052	7,175	7,079
[1]	Republic of South Africa	7.950%	11/19/2054	5,850	6,143
	Republic of South Africa	7.950%	11/19/2054	1,057	1,112
[1]	Republic of South Africa	7.250%	12/11/2055	8,240	7,988
					109,994
Sri Lanka (0.6%)
[2]	Republic of Sri Lanka	4.000%	4/15/2028	5,730	5,592
[5]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/2027	3.100%	1/15/2030	5,116	5,055
[5]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/2027	3.350%	3/15/2033	10,318	9,508
[5]	Republic of Sri Lanka, 3.850% coupon rate effective 11/15/2027	3.600%	5/15/2036	4,725	4,669
[5]	Republic of Sri Lanka, 3.850% coupon rate effective 8/15/2027	3.600%	2/15/2038	9,454	9,382
[5]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/2027	3.600%	6/15/2035	6,874	5,650
					39,856
Suriname (0.1%)
[1]	Republic of Suriname	8.500%	11/6/2035	4,530	4,863
[1]	Republic of Suriname International	7.700%	11/6/2030	2,731	2,830
	Republic of Suriname International	8.500%	11/6/2035	600	644
					8,337
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.500%	6/26/2030	2,440	2,352
	Republic of Trinidad & Tobago	5.950%	1/14/2031	2,679	2,712
	Republic of Trinidad & Tobago	6.400%	6/26/2034	3,562	3,572
[1]	Republic of Trinidad & Tobago	6.500%	1/28/2036	4,710	4,689
					13,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Turkiye (6.3%)
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/2027	13,000	13,401
	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/2029	11,378	12,454
[1]	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/2030	8,600	8,898
	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/2030	4,475	4,633
[1]	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	1,617	1,688
	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	12,045	12,574
	Republic of Turkiye	6.000%	3/25/2027	14,546	14,820
	Republic of Turkiye	8.600%	9/24/2027	9,850	10,491
	Republic of Turkiye	9.875%	1/15/2028	16,565	18,121
	Republic of Turkiye	5.125%	2/17/2028	10,325	10,370
	Republic of Turkiye	6.125%	10/24/2028	11,820	12,142
	Republic of Turkiye	9.375%	3/14/2029	11,622	12,942
	Republic of Turkiye	7.625%	4/26/2029	13,425	14,312
	Republic of Turkiye	11.875%	1/15/2030	6,572	8,128
	Republic of Turkiye	5.250%	3/13/2030	10,469	10,326
	Republic of Turkiye	9.125%	7/13/2030	10,870	12,324
	Republic of Turkiye	5.950%	1/15/2031	10,745	10,746
	Republic of Turkiye	5.875%	6/26/2031	8,466	8,386
	Republic of Turkiye	7.125%	2/12/2032	11,633	12,153
	Republic of Turkiye	7.250%	5/29/2032	9,745	10,214
	Republic of Turkiye	7.125%	7/17/2032	8,143	8,476
	Republic of Turkiye	9.375%	1/19/2033	12,925	14,982
	Republic of Turkiye	6.300%	3/14/2033	11,600	11,477
	Republic of Turkiye	6.500%	9/20/2033	6,700	6,691
	Republic of Turkiye	8.000%	2/14/2034	6,699	7,353
	Republic of Turkiye	7.625%	5/15/2034	14,825	15,756
	Republic of Turkiye	6.500%	1/3/2035	15,913	15,738
	Republic of Turkiye	6.950%	9/16/2035	9,707	9,819
	Republic of Turkiye	6.875%	3/17/2036	12,959	13,105
	Republic of Turkiye	6.800%	11/4/2036	11,527	11,473
	Republic of Turkiye	6.875%	1/14/2038	7,100	7,021
	Republic of Turkiye	7.250%	3/5/2038	4,275	4,470
	Republic of Turkiye	6.750%	5/30/2040	9,580	9,262
	Republic of Turkiye	6.000%	1/14/2041	13,640	12,042
	Republic of Turkiye	4.875%	4/16/2043	14,272	10,731
	Republic of Turkiye	6.625%	2/17/2045	14,700	13,365
	Republic of Turkiye	5.750%	5/11/2047	16,779	13,471
					404,355
Ukraine (0.9%)
[5]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2030	2,416	1,532
[5]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2034	9,483	4,634
[1,5]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2035	5,491	3,087
[5]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2035	2,280	1,292
[1,5]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2036	3,490	1,956
[5]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2036	2,470	1,393
[1,5]	Ukraine, 5.500% coupon rate effective 2/1/2027	4.000%	2/1/2032	17,200	13,701
[5]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2029	5,649	4,396
[5]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	15,500	9,783
[1,5]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2035	10,309	6,352
[5]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2035	3,600	2,232
[1,5]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	8,413	5,094
[5]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	3,230	1,974
					57,426
United Arab Emirates (4.4%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/2029	6,330	6,526
	Dubai DOF Sukuk Ltd.	2.763%	9/9/2030	6,625	6,247
	Emirate of Abu Dhabi	3.125%	10/11/2027	18,629	18,420
	Emirate of Abu Dhabi	1.625%	6/2/2028	10,507	9,978
[1]	Emirate of Abu Dhabi	3.625%	10/2/2028	4,100	4,075
	Emirate of Abu Dhabi	4.875%	4/30/2029	12,000	12,378
	Emirate of Abu Dhabi	2.500%	9/30/2029	12,648	12,052
	Emirate of Abu Dhabi	3.125%	4/16/2030	12,575	12,185
	Emirate of Abu Dhabi	1.700%	3/2/2031	8,800	7,843
	Emirate of Abu Dhabi	1.875%	9/15/2031	7,400	6,556
	Emirate of Abu Dhabi	2.000%	10/19/2031	4,660	4,196
	Emirate of Abu Dhabi	4.050%	7/7/2032	8,933	8,907
	Emirate of Abu Dhabi	4.917%	9/25/2033	6,655	6,974
	Emirate of Abu Dhabi	5.000%	4/30/2034	6,750	7,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Emirate of Abu Dhabi	4.857%	7/2/2034	5,000	5,164
	Emirate of Abu Dhabi	4.857%	7/2/2034	2,450	2,536
[1]	Emirate of Abu Dhabi	4.250%	10/2/2035	4,900	4,813
	Emirate of Abu Dhabi	4.250%	10/2/2035	8,350	8,195
	Emirate of Abu Dhabi	2.875%	10/19/2041	4,937	3,741
	Emirate of Abu Dhabi	4.125%	10/11/2047	15,498	13,019
	Emirate of Abu Dhabi	3.125%	9/30/2049	18,137	12,685
	Emirate of Abu Dhabi	3.875%	4/16/2050	19,300	15,271
	Emirate of Abu Dhabi	3.000%	9/15/2051	5,840	3,913
	Emirate of Abu Dhabi	4.951%	7/7/2052	5,924	5,594
	Emirate of Abu Dhabi	5.500%	4/30/2054	8,200	8,267
	Emirate of Abu Dhabi	3.250%	10/19/2061	8,950	6,042
	Emirate of Abu Dhabi	2.700%	9/2/2070	7,091	3,889
	Emirate of Dubai	5.250%	1/30/2043	4,425	4,428
	Emirate of Dubai	3.900%	9/9/2050	6,392	4,720
	Finance Department Government of Sharjah	6.500%	11/23/2032	5,469	5,768
	Finance Department Government of Sharjah	3.625%	3/10/2033	4,425	3,917
	Finance Department Government of Sharjah	6.125%	3/6/2036	3,625	3,720
	Finance Department Government of Sharjah	4.000%	7/28/2050	4,333	2,895
	Finance Department Government of Sharjah	4.375%	3/10/2051	2,178	1,537
	RAK Capital	5.000%	3/12/2035	4,693	4,819
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	4,465	4,365
	Sharjah Sukuk Program Ltd.	4.226%	3/14/2028	5,625	5,552
	Sharjah Sukuk Program Ltd.	3.234%	10/23/2029	5,336	5,016
	Sharjah Sukuk Program Ltd.	3.886%	4/4/2030	3,175	3,058
	Sharjah Sukuk Program Ltd.	3.200%	7/13/2031	3,600	3,283
	Sharjah Sukuk Program Ltd.	6.092%	3/19/2034	4,400	4,619
[1]	Sharjah Sukuk Program Ltd.	5.433%	4/17/2035	3,690	3,694
	Sharjah Sukuk Program Ltd.	5.433%	4/17/2035	1,000	1,002
[1]	Sharjah Sukuk Program Ltd.	5.192%	5/25/2036	2,815	2,767
	Sharjah Sukuk Program Ltd.	5.192%	5/25/2036	1,000	982
					282,659
Uruguay (1.3%)
[2]	Oriental Republic of Uruguay	4.375%	10/27/2027	4,971	4,998
[2]	Oriental Republic of Uruguay	4.375%	1/23/2031	9,813	9,916
	Oriental Republic of Uruguay	7.875%	1/15/2033	3,874	4,583
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	10,581	11,196
[2]	Oriental Republic of Uruguay	7.625%	3/21/2036	5,185	6,232
[2]	Oriental Republic of Uruguay	5.442%	2/14/2037	10,672	11,015
[2]	Oriental Republic of Uruguay	4.125%	11/20/2045	3,955	3,432
[2]	Oriental Republic of Uruguay	5.100%	6/18/2050	19,230	17,915
[2]	Oriental Republic of Uruguay	4.975%	4/20/2055	12,202	10,996
[2]	Oriental Republic of Uruguay	5.250%	9/10/2060	5,710	5,278
					85,561
Uzbekistan (0.3%)
	Republic of Uzbekistan	7.850%	10/12/2028	3,229	3,461
	Republic of Uzbekistan	5.375%	2/20/2029	2,125	2,143
	Republic of Uzbekistan	3.700%	11/25/2030	2,434	2,275
	Republic of Uzbekistan	3.900%	10/19/2031	2,659	2,480
[1]	Republic of Uzbekistan	6.900%	2/28/2032	2,175	2,337
	Republic of Uzbekistan	6.900%	2/28/2032	1,775	1,909
[1]	Republic of Uzbekistan	6.947%	5/25/2032	2,025	2,188
	Republic of Uzbekistan	6.947%	5/25/2032	200	216
					17,009
Zambia (0.2%)
	Republic of Zambia	0.500%	12/31/2053	6,575	4,758
[5]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	5,773	5,660
					10,418
Total Sovereign Bonds (Cost $5,519,313)					5,514,562

Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[7]	Vanguard Market Liquidity Fund (Cost $85,112)	3.704%	851,127	85,113
Total Investments (99.6%) (Cost $6,402,259)	6,377,781
Other Assets and Liabilities—Net (0.4%)	23,099
Net Assets (100.0%)	6,400,880
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $675,769, representing 10.6% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
4	Guaranteed by the Kingdom of Saudi Arabia.
5	Step bond.
6	Non-income-producing security—security in default.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	93	19,390	(28)
Ultra Long U.S. Treasury Bond	March 2026	36	4,228	(79)
				(107)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2026	(138)	(15,754)	169
				62
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	355	—	355
Corporate Bonds	—	777,751	—	777,751
Sovereign Bonds	—	5,514,562	—	5,514,562
Temporary Cash Investments	85,113	—	—	85,113
Total	85,113	6,292,668	—	6,377,781
Derivative Financial Instruments
Assets
Futures Contracts[1]	169	—	—	169
Liabilities
Futures Contracts[1]	(107)	—	—	(107)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.